Financial Instruments	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 7 - Financial Instruments

Fair value

(1)         Financial instruments - the composition of the derivatives

	June 30,	December 31,
	2022	2021
	€ in thousands
	Unaudited	Audited
Derivatives presented under current assets
Currency swap	55	639
	55	639

Derivatives presented under non-current assets
Swap contracts	997	-
Currency swap	1,721	2,635
	2,718	2,635

Derivatives presented under current liabilities
Swap contracts	(25)	(3,431)
Financial power swap	(38,971)	(11,352)
	(38,996)	(14,783)

Derivatives presented under non-current liabilities
Financial power swap	(24,198)	(9,542)
Swap contracts	-	(565)
	(24,198)	(10,107)

(2)         Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, other short-term investments, deposits, derivatives, bank overdraft, short-term loans and borrowings, trade payables and other payables are the same or proximate to their fair value.

The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2022
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	113,758	109,412	-	-
Loans from banks and others (including current maturities)	265,905	-	247,350	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 1.76%-2.75% with a zero floor, Euribor+ 5.27% fixed rate for 5 years of 2.9%-3.55% and 3%-4.65% and linkage to consumer price index in Israel.
	379,663	109,412	247,350	-

	December 31, 2021
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	137,299	140,293	-	-
Loans from banks and others (including current maturities)	218,895	-	223,287	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 1.76%-2.75% with a zero floor, Euribor+ 5.27%, fixed rate for 5 years 2.9%-3.55% and 4.65% and linkage to consumer price index in Israel
	356,194	140,293	223,287	-

(3)         Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on the temporal basis using valuation methodology in accordance with hierarchy fair value levels. The various levels are defined as follows:

Level 1: quoted prices (unadjusted) in active markets for identical instruments.
Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
Level 3: inputs that are not based on observable market data (unobservable inputs).

	June 30, 2022
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	1,761	-	-	1,761	Market price
Swap contracts	-	972	-	972
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	1,776	-	1,776
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,863	8,863
Fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the required adjustments for the specific loan. The discounting rate was estimated at approximately 11% and the expected annual change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 2.5%.

Financial power swap	-	-	(63,169)	(63,169)
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

There have been no transfers from any Level to another Level during the six months ended June 30, 2022.

	December 31, 2021
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	1,946	-	-	1,946	Market price
Swap contracts	-	(3,996)	-	(3,996)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	3,274	-	3,274
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,495	8,495
Fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 11% and the expected annual change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	(20,894)	(20,894)
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

(4)         Level 3 financial instruments carried at fair value

The table hereunder presents a reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Dori Energy loan
€ in thousands

Balance as at December 31, 2021	8,495

Repayment of loan to an equity accounted investee	(149)
Loan to an equity accounted investee	-
Total income recognized in profit or loss	208
Interest	592
Foreign Currency translation adjustments	(283)

Balance as at June 30, 2022	8,863

Financial assets
Financial power swap
€ in thousands

Balance as at December 31, 2021	(20,894)

Total loss recognized in other comprehensive income (loss)	(42,275)

Balance as at June 30, 2022	(63,169)